Employee Benefit Plans (Stock-Based Compensation Narrative) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserve for stock issuance	0.6
Period of increments vested	4 years	4 years	4 years
Stock Incentive Plan 2007 (Amended and Restated Plan) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserve for stock issuance	15.6
Minimum term of options granted	7 years
Maximum term of options granted	10 years
Percentage of increments vested	25.00%
Period of increments vested	4 years
Period of options granted to non-employee directors	10 years